Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Summary of operating results information for each business segment
	Year Ended December 31,
	Revenues			Income (loss) from operations
	2015	2014	2013	2015	2014	2013
	U.S. Dollars			U.S. Dollars
PCB	30,138	30,480	31,803	(5,902)	(2,422)	(1,588)
Microelectronics	69,137	57,833	53,602	(2,671)	9,922	5,605
Total	99,275	88,313	85,405	(8,573)	7,500	4,017

Summary of reconciliation of segment operating results
	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
Income (loss) from operations	(8,573)	7,500	4,017
Unallocated general and administrative expenses	1,216	2,056	2,501
Share-based compensation expenses	270	308	380
Financial expenses	1,877	1,220	1,738

Consolidated income (loss) before taxes	(11,936)	3,916	(602)

Schedule of Revenues by Geographic Area
	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
China and Hong Kong	30,158	28,526	25,889
Taiwan	24,854	17,495	14,543
Korea	13,208	8,889	15,691
United States	10,219	12,518	11,705
Asia- Other	7,836	11,336	6,072
Japan	7,035	3,204	4,010
Western Europe	5,380	5,739	6,519
Rest of the world	585	606	976

	99,275	88,313	84,405